Summary of Significant Accounting Policies (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Summary of changes in fair value of our Level 3 financial instruments
Beginning Balance	$ 5,215,893	$ 180,164
Change in fair value of derivative	14,156,361	(198,908)
Warrant derivatives fair value on date of issuance / Warrant derivatives fair value and fair value of conversion feature on date of issuance	6,814,000	193,944
Change in fair value of contingent consideration	3,131,130
Settlement of derivative liabilities	(6,185,478)
Fair value of long term consideration recorded at date of acquisition	932,051	557,933
Fair value of contingent consideration recorded at date of acquisition	1,942,585	4,482,760
Ending Balance	$ 26,006,542	$ 5,215,893